14. Property and equipment (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment
Additions	R$ 1,367	R$ 1,387
Finance lease	0	(5)
Capitalized borrowing costs	(16)	(14)
Property and equipment financing - Additions	(553)	(802)
Property and equipment financing - Payments	604	699
Total	R$ 1,402	R$ 1,265	R$ 1,581